Basis of Presentation and Statement of Compliance	12 Months Ended
Dec. 31, 2022
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Basis of Presentation and Statement of Compliance
2.	Basis of Presentation and Statement of Compliance
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) on a historical cost basis, except for financial assets which are not held for the purpose of collecting contractual cash flows on specified dates and derivative assets and derivative liabilities which have been measured at fair value as at the relevant balance sheet date. The consolidated financial statements are presented in United States (“US”) dollars, which is the Company’s functional currency, and all values are expressed in thousands unless otherwise noted. References to “Cdn$” refer to Canadian dollars.
Effective January 1, 2022, the Company changed the classification for stock option expense (Note 23.2), RSU expense (Note 23.3), and PSU expense (Note 24.1) within the Consolidated Statement of Earnings from General and Administrative expense to Share Based Compensation. Additionally, the Company changed the classification for donations and community investments within the Consolidated Statement of Earnings from General and Administrative expense to Donations and Community Investments (Note 9). Management believes these classification changes provide more useful information to the readers of the financial statements.
These changes have been retrospectively applied to all periods presented.